VESSELS UNDER CAPITAL LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2018
vessels under capital leases terminated [Line Items]
vessels under capital leases terminated [Table Text Block]
The following table sets forth certain details of vessel lease terminations in the years ended December 31, 2018, December 31, 2017 and December 31, 2016:

(in thousands of $)
Vessel	Year	Termination agreed	Termination date	Termination (payment)/ receipt	Gain/ (loss) on termination

Front Circassia	2018	February 2018	February 2018	(8,891)	(5,811)
Front Page	2018	June 2018	July 2018	(3,375)	2,638
Front Stratus	2018	June 2018	August 2018	(3,375)	2,144
Front Serenade	2018	June 2018	September 2018	(3,375)	2,426
Front Ariake	2018	October 2018	October 2018	(3,375)	3,523
Front Falcon	2018	November 2018	December 2018	—	5,404
Vessels terminated in 2018				(22,391)	10,324

Front Ardenne	2017	July 2017	August 2017	(4,853)	(5,824)
Front Scilla	2017	May 2017	June 2017	(6,465)	(7,341)
Front Brabant	2017	May 2017	May 2017	(3,578)	(5,021)
Front Century	2017	November 2016	March 2017	(4,110)	20,565
Vessels terminated in 2017				(19,006)	2,379

Front Vanguard	2016	May 2016	July 2016	(293)	89
Vessels terminated in 2016				(293)	89

Schedule of book value of vessels
Movements in the three years ended December 31, 2018 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2015	706,219	(11,993)	694,226
Impairment loss	(63,958)	20,478
Lease termination	(34,812)	8,173
Depreciation	—	(87,674)
Balance at December 31, 2016	607,449	(71,016)	536,433
Impairment loss	(187,379)	4,727
Lease termination	(61,075)	23,192
Depreciation	—	(64,200)
Balance at December 31, 2017	358,995	(107,297)	251,698
Lease termination	(218,494)	83,601
Depreciation	—	(26,129)
Balance at December 31, 2018	140,501	(49,825)	90,676

Schedule of future minimum lease payments for capital leases
The outstanding obligations under capital leases as of December 31, 2018 are payable as follows:

(in thousands of $)
2019	18,795
2020	17,606
2021	17,557
2022	16,419
2023	17,557
Thereafter	42,387
Minimum lease payments	130,321
Less: imputed interest	(30,537)
Present value of obligations under capital leases	99,784